Schedule of Investments (unaudited) December 31, 2020	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 79.7%
AC Immune SA(a)(b)	618,204	$3,196,115
ACADIA Pharmaceuticals Inc.(a)(b)	1,378,909	73,716,475
Acceleron Pharma Inc.(a)(b)	522,598	66,861,188
Achillion Pharmaceuticals Inc.(b)(c)	4,112	1,892
Adaptimmune Therapeutics PLC, ADR(a)(b)	1,177,436	6,346,380
Adicet Bio Inc.(a)	176,358	2,477,830
Adverum Biotechnologies Inc.(a)(b)	848,736	9,200,298
Aeglea BioTherapeutics Inc.(a)	413,216	3,252,010
Affimed NV(a)	761,277	4,430,632
Agios Pharmaceuticals Inc.(a)(b)	600,707	26,028,634
Akebia Therapeutics Inc.(a)(b)	1,245,587	3,487,644
Akero Therapeutics Inc.(a)(b)	303,407	7,827,901
Akouos Inc.(a)(b)	297,567	5,900,754
Alector Inc.(a)(b)	689,656	10,434,495
Alexion Pharmaceuticals Inc.(a)	1,898,150	296,566,956
Alkermes PLC(a)(b)	1,380,449	27,539,958
Allakos Inc.(a)(b)	455,411	63,757,540
Allogene Therapeutics Inc.(a)(b)	1,216,756	30,710,921
Allovir Inc.(a)(b)	566,460	21,774,722
Alnylam Pharmaceuticals Inc.(a)(b)	1,007,684	130,968,689
Altimmune Inc.(a)(b)	286,218	3,228,539
ALX Oncology Holdings Inc.(a)(b)	321,843	27,742,867
Amarin Corp. PLC, ADR(a)(b)	3,337,808	16,321,881
Amgen Inc.	3,568,494	820,468,140
Amicus Therapeutics Inc.(a)(b)	2,260,235	52,188,826
AnaptysBio Inc.(a)(b)	235,659	5,066,669
Annexon Inc.(a)	330,243	8,265,982
Apellis Pharmaceuticals Inc.(a)(b)	656,920	37,575,824
Applied Molecular Transport Inc.(a)(b)	301,880	9,288,848
Applied Therapeutics Inc.(a)	194,625	4,283,696
Aprea Therapeutics Inc.(a)(b)	183,366	902,161
Arbutus Biopharma Corp.(a)(b)	734,858	2,608,746
Arcturus Therapeutics Holdings Inc.(a)	213,056	9,242,369
Arcutis Biotherapeutics Inc.(a)	377,643	10,623,098
Ardelyx Inc.(a)(b)	777,728	5,031,900
Arena Pharmaceuticals Inc.(a)(b)	504,502	38,760,889
Argenx SE, ADR(a)(b)	215,586	63,401,687
Arrowhead Pharmaceuticals Inc.(a)(b)	891,261	68,386,457
Ascendis Pharma A/S, ADR(a)(b)	449,256	74,926,916
Assembly Biosciences Inc.(a)	284,583	1,721,727
Atara Biotherapeutics Inc.(a)	674,761	13,245,558
Athenex Inc.(a)(b)	813,677	8,999,268
Atreca Inc., Class A(a)(b)	258,466	4,174,226
Aurinia Pharmaceuticals Inc.(a)(b)	1,098,915	15,197,994
Autolus Therapeutics PLC , ADR(a)(b)	291,494	2,605,956
Avidity Biosciences Inc.(a)	324,782	8,288,437
Avrobio Inc.(a)(b)	357,359	4,981,584
Beam Therapeutics Inc.(a)	502,727	41,042,632
BeiGene Ltd., ADR(a)(b)	410,252	106,005,014
BioCryst Pharmaceuticals Inc.(a)(b)	1,533,960	11,428,002
Biogen Inc.(a)	1,334,650	326,802,399
BioMarin Pharmaceutical Inc.(a)(b)	1,574,501	138,067,993
BioNTech SE, ADR(a)(b)	575,828	46,941,499
Black Diamond Therapeutics Inc.(a)(b)	311,531	9,984,569
Bluebird Bio Inc.(a)(b)	575,666	24,909,068
Blueprint Medicines Corp.(a)(b)	483,388	54,211,964
Bridgebio Pharma Inc.(a)(b)	1,063,107	75,597,539
Cabaletta Bio Inc.(a)(b)	208,190	2,598,211

Security	Shares	Value

Biotechnology (continued)
Calithera Biosciences Inc.(a)(b)	610,659	$2,998,336
Cellectis SA, ADR(a)(b)	154,219	4,173,166
ChemoCentryx Inc.(a)(b)	600,277	37,169,152
China Biologic Products Holdings Inc.(a)(b)	336,438	39,736,692
Chinook Therapeutics Inc.(a)	364,865	5,786,759
Clovis Oncology Inc.(a)(b)	764,368	3,668,966
Coherus Biosciences Inc.(a)(b)	627,020	10,897,608
Concert Pharmaceuticals Inc.(a)	265,256	3,352,836
Constellation Pharmaceuticals Inc.(a)	411,749	11,858,371
Cortexyme Inc.(a)(b)	255,294	7,092,067
Crinetics Pharmaceuticals Inc.(a)	284,931	4,020,376
CRISPR Therapeutics AG(a)(b)	612,812	93,827,645
Cytokinetics Inc.(a)(b)	614,967	12,779,014
CytomX Therapeutics Inc.(a)(b)	398,348	2,609,179
Deciphera Pharmaceuticals Inc.(a)(b)	493,835	28,183,163
Denali Therapeutics Inc.(a)(b)	1,040,098	87,118,608
Dicerna Pharmaceuticals Inc.(a)	651,526	14,353,118
Eagle Pharmaceuticals Inc./DE(a)(b)	112,263	5,228,088
Editas Medicine Inc.(a)(b)	540,671	37,906,444
Eidos Therapeutics Inc.(a)(b)	335,363	44,127,064
Eiger BioPharmaceuticals Inc.(a)	280,332	3,445,280
Enanta Pharmaceuticals Inc.(a)(b)	175,451	7,386,487
Epizyme Inc.(a)(b)	883,981	9,600,034
Esperion Therapeutics Inc.(a)(b)	244,025	6,344,650
Exelixis Inc.(a)	2,690,914	54,006,644
Fate Therapeutics Inc.(a)(b)	756,706	68,807,277
FibroGen Inc.(a)(b)	789,409	29,279,180
Five Prime Therapeutics Inc.(a)	402,473	6,846,066
Flexion Therapeutics Inc.(a)(b)	424,963	4,904,073
Forma Therapeutics Holdings Inc.(a)(b)	356,255	12,433,300
Frequency Therapeutics Inc.(a)(b)	291,960	10,294,510
Fusion Pharmaceuticals Inc.(a)	361,119	4,243,148
G1 Therapeutics Inc.(a)	333,354	5,997,038
Galapagos NV, ADR(a)(b)	58,126	5,753,311
Gamida Cell Ltd.(a)(b)	428,160	3,592,262
Generation Bio Co.(a)(b)	402,583	11,413,228
Genmab A/S, ADR(a)(b)	396,999	16,141,979
Geron Corp.(a)(b)	2,675,378	4,253,851
Gilead Sciences Inc.	10,854,070	632,358,118
Global Blood Therapeutics Inc.(a)(b)	535,988	23,213,640
Gossamer Bio Inc.(a)(b)	663,700	6,417,979
Grifols SA, ADR	1,033,145	19,051,194
Halozyme Therapeutics Inc.(a)(b)	1,172,521	50,078,372
Harpoon Therapeutics Inc.(a)(b)	219,660	3,648,553
Homology Medicines Inc.(a)(b)	390,041	4,403,563
Ideaya Biosciences Inc.(a)	251,586	3,522,204
IGM Biosciences Inc.(a)(b)	210,046	18,544,961
I-Mab, SP ADR, SP ADR(a)	136,149	6,419,425
Immunic Inc.(a)	179,311	2,741,665
ImmunoGen Inc.(a)	1,630,408	10,516,132
Immunovant Inc.(a)	848,991	39,214,894
Incyte Corp.(a)	1,899,455	165,214,596
Inovio Pharmaceuticals Inc.(a)(b)	1,470,221	13,011,456
Inozyme Pharma Inc.(a)(b)	202,285	4,175,162
Insmed Inc.(a)(b)	883,580	29,414,378
Intellia Therapeutics Inc.(a)(b)	512,448	27,877,171
Intercept Pharmaceuticals Inc.(a)(b)	288,098	7,116,021
Ionis Pharmaceuticals Inc.(a)(b)	1,212,765	68,569,733
Iovance Biotherapeutics Inc.(a)(b)	1,272,296	59,034,534
Ironwood Pharmaceuticals Inc.(a)(b)	1,388,548	15,815,562

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
iTeos Therapeutics Inc.(a)	303,302	$10,257,674
IVERIC bio Inc.(a)(b)	775,174	5,356,452
Jounce Therapeutics Inc.(a)	344,898	2,414,286
Kadmon Holdings Inc.(a)(b)	1,484,387	6,160,206
KalVista Pharmaceuticals Inc.(a)	154,985	2,943,165
Kamada Ltd., NVS(a)(b)	387,131	2,508,609
Karuna Therapeutics Inc.(a)(b)	232,505	23,620,183
Karyopharm Therapeutics Inc.(a)(b)	640,736	9,918,593
Keros Therapeutics Inc.(a)	200,603	14,150,536
Kezar Life Sciences Inc.(a)(b)	400,438	2,090,286
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	273,812	4,838,258
Kodiak Sciences Inc.(a)(b)	440,040	64,646,276
Krystal Biotech Inc.(a)	170,560	10,233,600
Kura Oncology Inc.(a)(b)	491,845	16,063,658
Larimar Therapeutics Inc.(a)	132,900	2,845,389
Legend Biotech Corp., ADR, ADR(a)(b)	184,738	5,202,222
Ligand Pharmaceuticals Inc.(a)(b)	139,501	13,873,374
MacroGenics Inc.(a)	488,640	11,170,310
Madrigal Pharmaceuticals Inc.(a)	133,856	14,880,772
Magenta Therapeutics Inc.(a)(b)	416,243	3,263,345
MannKind Corp.(a)(b)	2,031,539	6,358,717
MediciNova Inc.(a)	388,832	2,045,256
MeiraGTx Holdings PLC(a)	376,675	5,702,860
Mersana Therapeutics Inc.(a)	592,820	15,774,940
Mirati Therapeutics Inc.(a)	436,097	95,784,345
Moderna Inc.(a)(b)	3,426,394	357,955,381
Myriad Genetics Inc.(a)(b)	654,075	12,934,333
NantKwest Inc.(a)(b)	939,830	12,527,934
Neoleukin Therapeutics Inc.(a)	362,584	5,112,434
Neurocrine Biosciences Inc.(a)(b)	810,345	77,671,568
NextCure Inc.(a)	238,465	2,599,269
Nkarta Inc.(a)(b)	282,102	17,340,810
Novavax Inc.(a)(b)	552,117	61,566,567
Nurix Therapeutics Inc.(a)(b)	336,280	11,056,886
OPKO Health Inc.(a)(b)	5,811,546	22,955,607
Orchard Therapeutics PLC(a)(b)	523,457	2,261,334
ORIC Pharmaceuticals Inc.(a)(b)	317,069	10,732,786
Ovid therapeutics Inc.(a)	549,012	1,268,218
Pandion Therapeutics Inc.(a)(b)	255,483	3,793,923
Passage Bio Inc.(a)(b)	394,087	10,076,805
Poseida Therapeutics Inc.(a)	535,029	5,869,268
Precigen Inc.(a)	1,609,813	16,420,093
Precision BioSciences Inc.(a)(b)	452,246	3,771,732
Prevail Therapeutics Inc.(a)	299,781	6,915,948
Protagonist Therapeutics Inc.(a)	334,787	6,749,306
Prothena Corp. PLC(a)	344,000	4,131,440
PTC Therapeutics Inc.(a)(b)	591,875	36,122,131
Puma Biotechnology Inc.(a)(b)	342,634	3,515,425
Radius Health Inc.(a)(b)	406,635	7,262,501
Rapt Therapeutics Inc.(a)	212,515	4,197,171
Regeneron Pharmaceuticals Inc.(a)(b)	907,952	438,640,691
REGENXBIO Inc.(a)(b)	324,739	14,730,161
Relay Therapeutics Inc.(a)(b)	780,440	32,435,086
Repare Therapeutics Inc.(a)(b)	318,190	10,913,917
Replimune Group Inc.(a)(b)	397,791	15,175,727
REVOLUTION Medicines Inc.(a)(b)	577,133	22,848,695
Rhythm Pharmaceuticals Inc.(a)(b)	384,671	11,436,269
Rigel Pharmaceuticals Inc.(a)(b)	1,456,109	5,096,382
Rocket Pharmaceuticals Inc.(a)(b)	479,099	26,273,789
Rubius Therapeutics Inc.(a)(b)	697,353	5,292,909

Security	Shares	Value

Biotechnology (continued)
Sage Therapeutics Inc.(a)	451,436	$39,053,728
Sangamo Therapeutics Inc.(a)(b)	1,226,742	19,143,309
Sarepta Therapeutics Inc.(a)(b)	684,451	116,692,051
Scholar Rock Holding Corp.(a)	292,133	14,177,215
Seagen Inc.(a)	1,563,869	273,896,017
Selecta Biosciences Inc.(a)	934,967	2,832,950
Seres Therapeutics Inc.(a)(b)	791,402	19,389,349
Spectrum Pharmaceuticals Inc.(a)(b)	1,257,449	4,287,901
Spero Therapeutics Inc.(a)(b)	235,296	4,562,389
SpringWorks Therapeutics Inc.(a)(b)	422,951	30,672,407
Stoke Therapeutics Inc.(a)(b)	314,290	19,463,980
Summit Therapeutics Inc.(a)	711,929	3,346,066
Surface Oncology Inc.(a)(b)	352,045	3,252,896
Sutro Biopharma Inc.(a)	334,103	7,253,376
Syndax Pharmaceuticals Inc.(a)	353,709	7,866,488
Syros Pharmaceuticals Inc.(a)(b)	394,781	4,283,374
TCR2 Therapeutics Inc.(a)	289,255	8,946,657
Translate Bio Inc.(a)(b)	644,744	11,882,632
Travere Therapeutics, Inc.(a)	443,826	12,096,478
Turning Point Therapeutics Inc.(a)(b)	417,831	50,912,707
Twist Bioscience Corp.(a)(b)	391,625	55,332,696
Ultragenyx Pharmaceutical Inc.(a)(b)	571,815	79,156,350
uniQure NV(a)	385,923	13,943,398
United Therapeutics Corp.(a)	385,455	58,508,214
UNITY Biotechnology Inc.(a)(b)	455,973	2,389,299
UroGen Pharma Ltd.(a)(b)	190,389	3,430,810
Vanda Pharmaceuticals Inc.(a)(b)	479,056	6,294,796
Vaxcyte Inc.(a)	440,954	11,716,148
Veracyte Inc.(a)(b)	502,142	24,574,829
Verastem Inc.(a)(b)	1,469,336	3,129,686
Vertex Pharmaceuticals Inc.(a)	2,251,637	532,151,889
Viela Bio Inc.(a)(b)	474,602	17,071,434
Vir Biotechnology Inc.(a)(b)	1,104,848	29,587,829
Voyager Therapeutics Inc.(a)(b)	322,831	2,308,242
XBiotech Inc.(a)(b)	252,162	3,946,335
Xencor Inc.(a)(b)	498,315	21,741,483
Xenon Pharmaceuticals Inc.(a)(b)	302,974	4,659,740
Y-mAbs Therapeutics Inc.(a)(b)	351,376	17,396,626
Zai Lab Ltd., ADR(a)(b)	483,158	65,390,604
Zentalis Pharmaceuticals Inc.(a)(b)	353,586	18,365,257
ZIOPHARM Oncology Inc.(a)(b)	1,854,615	4,673,630

		8,151,125,525

Health Care Equipment & Supplies — 0.0%
LENSAR Inc.(a)	1	7

Health Care Providers & Services — 1.3%
Castle Biosciences Inc.(a)	173,314	11,638,035
Guardant Health Inc.(a)(b)	867,120	111,754,426
PetIQ Inc.(a)(b)	221,143	8,502,948

		131,895,409

Life Sciences Tools & Services — 7.9%
Adaptive Biotechnologies Corp.(a)(b)	1,186,283	70,144,914
Codexis Inc.(a)(b)	513,063	11,200,165
Compugen Ltd.(a)(b)	722,449	8,748,857
Illumina Inc.(a)(b)	1,230,045	455,116,650
Luminex Corp.	405,326	9,371,137
Medpace Holdings Inc.(a)(b)	310,263	43,188,610
NanoString Technologies Inc.(a)	382,198	25,561,402
Pacific Biosciences of California Inc.(a)(b)	1,623,916	42,124,381
Personalis Inc.(a)(b)	338,281	12,384,468

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
PRA Health Sciences Inc.(a)(b)	556,399	$69,794,691
Syneos Health Inc.(a)(b)	902,016	61,454,350

		809,089,625

Pharmaceuticals — 10.9%
Aerie Pharmaceuticals Inc.(a)(b)	403,429	5,450,326
Amphastar Pharmaceuticals Inc.(a)(b)	414,999	8,345,630
ANI Pharmaceuticals Inc.(a)	106,408	3,090,088
Arvinas Inc.(a)(b)	351,708	29,870,560
AstraZeneca PLC	4,242,078	212,061,479
Avadel Pharmaceuticals PLC, ADR(a)(b)	569,229	3,802,450
Axsome Therapeutics Inc.(a)(b)	323,904	26,388,459
BioDelivery Sciences International Inc.(a)(b)	871,404	3,659,897
Cara Therapeutics Inc.(a)(b)	436,635	6,606,288
Chiasma Inc.(a)(b)	498,110	2,166,779
Collegium Pharmaceutical Inc.(a)(b)	303,618	6,081,469
Cymabay Therapeutics Inc.(a)(b)	593,609	3,407,316
Endo International PLC(a)(b)	2,003,713	14,386,659
Fulcrum Therapeutics Inc.(a)	237,679	2,783,221
GW Pharmaceuticals PLC, ADR(a)(b)	260,679	30,084,963
Horizon Therapeutics PLC(a)	1,914,320	140,032,508
Hutchison China MediTech Ltd., ADR(a)(b)	447,620	14,332,792
Innoviva Inc.(a)(b)	882,282	10,931,474
Intra-Cellular Therapies Inc.(a)(b)	695,213	22,107,773
Jazz Pharmaceuticals PLC(a)	483,237	79,758,267
Kala Pharmaceuticals Inc.(a)(b)	485,308	3,290,388
Kaleido Biosciences Inc.(a)(b)	311,414	2,833,867
Marinus Pharmaceuticals Inc.(a)	264,780	3,230,316
Nektar Therapeutics(a)(b)	1,556,080	26,453,360
NGM Biopharmaceuticals Inc.(a)(b)	598,611	18,134,920
Ocular Therapeutix Inc.(a)(b)	617,869	12,789,888
Odonate Therapeutics Inc.(a)	333,425	6,401,760
Omeros Corp.(a)(b)	538,389	7,690,887
Osmotica Pharmaceuticals PLC(a)(b)	539,275	2,221,813
Pacira BioSciences Inc.(a)(b)	376,807	22,548,131
Paratek Pharmaceuticals Inc.(a)(b)	395,011	2,472,769
Phibro Animal Health Corp., Class A	175,581	3,409,783
Pliant Therapeutics Inc.(a)	307,063	6,976,471
Provention Bio Inc.(a)(b)	488,882	8,281,661
Reata Pharmaceuticals Inc., Class A(a)(b)	250,140	30,922,307
Redhill Biopharma Ltd., SP ADR, SP ADR NVS(a)(b)	324,096	2,618,696
Relmada Therapeutics Inc.(a)	140,564	4,507,888
Restorbio Inc.(b)	50,902	105,469
Revance Therapeutics Inc.(a)(b)	577,510	16,366,633
Royalty Pharma PLC, Class A	3,366,138	168,475,207
Sanofi, ADR	1,770,955	86,050,703
SIGA Technologies Inc.(a)(b)	666,932	4,848,596
Supernus Pharmaceuticals Inc.(a)(b)	458,888	11,545,622
TherapeuticsMD Inc.(a)(b)	2,584,293	3,126,995

Security	Shares	Value

Pharmaceuticals (continued)
Theravance Biopharma Inc.(a)(b)	556,860	$9,895,402
Tricida Inc.(a)	432,469	3,048,906
VYNE Therapeutics Inc.(a)(b)	1,452,929	2,295,628
WaVe Life Sciences Ltd.(a)	420,495	3,309,296
Xeris Pharmaceuticals Inc.(a)(b)	422,138	2,076,919
Zogenix Inc.(a)(b)	485,109	9,697,329

		1,110,976,008

Total Common Stocks — 99.8% (Cost: $10,579,299,828)		10,203,086,574

Short-Term Investments

Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(e)(f)	1,158,389,297	1,159,084,330
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	17,580,000	17,580,000

		1,176,664,330

Total Short-Term Investments — 11.5% (Cost: $1,175,961,668)		1,176,664,330

Total Investments Before Investments Sold Short — 111.3% (Cost: $11,755,261,496)		11,379,750,904

Investments Sold Short — (0.0%)

Common Stocks — (0.0%)%

PDL BioPharma Inc.(a)	(4,374)	(10,804)

Total Investments Sold Short (Proceeds $(10,702))		(10,804)

Total Investments, Net of Investments Sold Short — 111.3% (Cost: $11,755,250,794)		11,379,740,100

Other Assets, Less Liabilities — (11.3)%		(1,158,724,378)

Net Assets — 100.0%		$10,221,015,722

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Nasdaq Biotechnology ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$930,848,306	$227,678,392	(a)	$—	$(190,900)	$748,532	$1,159,084,330	1,158,389,297	$7,951,494	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,684,000	4,896,000	(a)	—	—	—	17,580,000	17,580,000	10,561		—

					$(190,900)	$748,532	$1,176,664,330		$7,962,055		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	52	03/19/21	$ 5,135	$34,812
S&P Select Sector Health Care E-Mini Index	107	03/19/21	12,263	111,189

				$146,001

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,202,979,213	$105,469	$1,892	$10,203,086,574
Money Market Funds	1,176,664,330	—	—	1,176,664,330
Liabilities
Common Stocks	—	(10,804)	—	(10,804)

	$11,379,643,543	$94,665	$1,892	$11,379,740,100

Derivative financial instruments(a)
Assets
Futures Contracts	$146,001	$—	$—	$146,001

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

4